Debt- Payments due (Details)	Dec. 31, 2023 USD ($)
Debt instruments
2024	$ 2,520,808
2025	766,012
Total	3,286,820
Principal [Member]
Debt instruments
2024	2,250,000
2025	750,000
Total	3,000,000
Interest [Member]
Debt instruments
2024	270,808
2025	16,012
Total	$ 286,820